Statutory Reserves and Restricted Net Assets - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 498,688	$ 133,161	$ 963,938
Prepayments and other current assets, net	11,053	8,752
Total current assets	847,798	1,023,366
Non-current assets:
Total non-current assets	218,602	32,773
Total assets	1,066,400	1,056,139
Liabilities
Accruals and other current liabilities	36,698	40,387
Other non-current liabilities	3,891	7,004
Total liabilities	95,835	93,972
Shareholders' equity:
Treasury stock (US$0.00005 par value; 25,596,331 and 16,795,331 shares as of December 31, 2022 and 2023, respectively)	(53,630)	(86,438)
Additional paid-in capital	1,616,105	1,584,764
Accumulated other comprehensive loss	(17,091)	(22,115)
Accumulated deficit	(574,848)	(514,073)
Total shareholders' equity	970,565	962,167	$ 1,113,661	$ (164,667)
Total liabilities and shareholders' equity	1,066,400	1,056,139
Ordinary shares
Shareholders' equity:
Ordinary shares
Class A ordinary shares
Shareholders' equity:
Ordinary shares	25	25
Class B ordinary shares
Shareholders' equity:
Ordinary shares	4	4
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	21,393	4,685
Prepayments and other current assets, net	785	596
Total current assets	309,846	323,298
Non-current assets:
Investment in subsidiaries and VIE	669,084	651,044
Total non-current assets	669,084	651,044
Total assets	978,930	974,342
Liabilities
Accruals and other current liabilities	4,474	5,171
Other non-current liabilities	3,891	7,004
Total liabilities	8,365	12,175
Shareholders' equity:
Treasury stock (US$0.00005 par value; 25,596,331 and 16,795,331 shares as of December 31, 2022 and 2023, respectively)	(53,630)	(86,438)
Additional paid-in capital	1,616,105	1,584,764
Accumulated other comprehensive loss	(17,091)	(22,115)
Accumulated deficit	(574,848)	(514,073)
Total shareholders' equity	970,565	962,167
Total liabilities and shareholders' equity	978,930	974,342
Reportable Legal Entities | Parent Company | Related Party
Current assets:
Amounts due from subsidiaries	287,668	318,017
Reportable Legal Entities | Class A ordinary shares | Parent Company
Shareholders' equity:
Ordinary shares	25	25
Reportable Legal Entities | Class B ordinary shares | Parent Company
Shareholders' equity:
Ordinary shares	$ 4	$ 4